Segmental information - Category analysis (Details) - GBP (£) £ in Millions	6 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of products and services [line items]
Sales	£ 11,753	£ 10,436
Spirits
Disclosure of products and services [line items]
Sales	9,680	8,648
Beer
Disclosure of products and services [line items]
Sales	1,520	1,310
Ready To Drink
Disclosure of products and services [line items]
Sales	418	363
Other
Disclosure of products and services [line items]
Sales	£ 135	£ 115